Revenue and Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue by Service Types	The summary of the Group’s disaggregation of revenue by service types for the period ended June 30, 2024 and 2025 are as follows:
	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	MYR	MYR	USD
Offering farm solutions
- from third parties	2,000,000	-	-
- from related parties	1,050,081	-	-
	3,050,081	-	-
Sales of fresh produce
- from third parties	3,730,636	28,632,549	6,538,007
- from related parties	32,842	-	-
	3,763,478	28,632,549	6,538,007

Total revenue	6,813,559	28,632,549	6,538,007

	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	MYR	MYR	USD
Timing of revenue recognition
- Point in time	3,763,559	28,632,549	6,538,007
- Over time	3,050,000	-	-
Revenue from contracts with customers	6,813,559	28,632,549	6,538,007
	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Transaction price allocated to partially unsatisfied performance obligations as of period end and expected to be recognized as revenue in:
- 2024H2	350,000	—	—

Schedule of Revenue from Major Customers	Revenue from major customers
	For the period ended June 30, 2024		For the period ended June 30, 2025
Offering of farm solutions
Customer A**	15.4%		– *
Customer B	29.4%		– *

Sales of fresh produce
Customer C	53.0%		– *
Customer D	–	*	31.2%
Customer E	–	*	32.9%
Customer F	–	*	27.7%

*	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.

**	Customer A is a related party of the Group.